Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Summary of Accompanying Consolidated Balance Sheets of Inventories	The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,	December 31,
	2022	2023
Bunkers	—	502,190
Lubricants	165,645	187,079

Total	165,645	689,269